Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	June 2017
Distribution Date	07/17/17
Transaction Month	22
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$33,143,142.55	0.1325726	$19,441,036.45	0.0777641	$13,702,106.10
Class A-2-B Notes	$19,223,022.68	0.1325726	$11,275,801.14	0.0777641	$7,947,221.54
Class A-3 Notes	$255,000,000.00	1.0000000	$255,000,000.00	1.0000000	$-
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$459,376,165.22	0.4534764	$437,726,837.58	0.4321051	$21,649,327.64

Weighted Avg. Coupon (WAC)	3.15%		3.15%
Weighted Avg. Remaining Maturity (WARM)	38.10		37.17
Pool Receivables Balance	$491,572,021.05		$469,051,743.88
Remaining Number of Receivables	41,334		40,498

Adjusted Pool Balance	$474,686,151.77		$453,036,824.13

III. COLLECTIONS

Principal:
Principal Collections	$21,931,285.47
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$383,566.12
Total Principal Collections	$22,314,851.59

Interest:
Interest Collections	$1,309,443.66
Late Fees & Other Charges	$43,526.37
Interest on Repurchase Principal	$-
Total Interest Collections	$1,352,970.03

Collection Account Interest	$12,269.07
Reserve Account Interest	$1,565.70
Servicer Advances	$-

Total Collections	$23,681,656.39

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	June 2017
Distribution Date	07/17/17
Transaction Month	22
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$23,681,656.39
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$23,681,656.39

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$409,643.35	$-	$409,643.35	409,643.35
	Collection Account Interest					$12,269.07
	Late Fees & Other Charges					$43,526.37
Total due to Servicer						$465,438.79

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$27,343.09		$27,343.09
	Class A-2-B Notes		$26,124.34		$26,124.34
	Class A-3 Notes		$310,250.00		$310,250.00
	Class A-4 Notes		$124,051.17		$124,051.17

	Total Class A interest:		$487,768.60		$487,768.60	487,768.60

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7.	Third Priority Principal Distribution:		$-		$-	0.00

8.	Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

	Available Funds Remaining:					$22,578,039.83

9.	Regular Principal Distribution Amount:					21,649,327.64

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$13,702,106.10
	Class A-2-B Notes				$7,947,221.54
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$21,649,327.64		$21,649,327.64
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$21,649,327.64		$21,649,327.64

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					928,712.19

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$16,885,869.28
Beginning Period Amount	$16,885,869.28
Current Period Amortization	$870,949.53
Ending Period Required Amount	$16,014,919.75
Ending Period Amount	$16,014,919.75
Next Distribution Date Required Amount	$15,167,447.49

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	June 2017
Distribution Date	07/17/17
Transaction Month	22
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.23%	3.38%	3.38%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.78%	40,003	98.51%	$462,063,173.38
30 - 60 Days	0.98%	395	1.18%	$5,527,403.00
61 - 90 Days	0.18%	71	0.22%	$1,036,653.21
91-120 Days	0.07%	28	0.09%	$422,493.21
121 + Days	0.00%	1	0.00%	$2,021.08
Total		40,498		$469,051,743.88

Delinquent Receivables 30+ Days Past Due
Current Period	1.22%	495	1.49%	$6,988,570.50
1st Preceding Collection Period	1.19%	491	1.45%	$7,112,324.39
2nd Preceding Collection Period	1.01%	424	1.24%	$6,377,564.29
3rd Preceding Collection Period	0.98%	421	1.19%	$6,390,725.00
Four-Month Average	1.10%		1.34%

Repossession in Current Period		39		$550,842.66
Repossession Inventory		71		$486,978.45

Current Charge-Offs
Gross Principal of Charge-Offs				$588,991.70
Recoveries				$(383,566.12)
Net Loss				$205,425.58

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.50%

Average Pool Balance for Current Period				$480,311,882.46

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.51%
1st Preceding Collection Period				-0.10%
2nd Preceding Collection Period				0.40%
3rd Preceding Collection Period				1.58%
Four-Month Average				0.60%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		55	1,398	$19,516,078.55
Recoveries		50	1,177	$(10,018,024.86)
Net Loss				$9,498,053.69
Cumulative Net Loss as a % of Initial Pool Balance				0.89%

Net Loss for Receivables that have experienced a Net Loss *		41	1,052	$9,517,728.90
Average Net Loss for Receivables that have experienced a Net Loss				$9,047.27

Principal Balance of Extensions				$1,703,010.50
Number of Extensions				111

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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